Note 13 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 01, 2021	Jul. 01, 2021	Dec. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)				5,611,658	11,537,242	5,333,452
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 42,700	$ 18,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				30,480,317	34,857,068	24,926,640	23,326,692
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)				15,375,845
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				$ 92,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				$ 66,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)				5,141,331	707,888	451,953
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 40,000
Put Option, Redemption Share (in shares)			3,113,170
Put Option, Underlying Option (in shares)			5,148,777
Liability Balance Related to Common Stock		$ 49,700			$ 6,700
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total (in shares)		3,592,504
Reclassifications of Temporary to Permanent Equity		$ 1,700
Share-based Payment Arrangement, Expense		3,500
PRC Options [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 24,300
Time and Performance Based Option [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					1 year
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					25.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				5,445,542
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in shares)					60,000
Earn-Out RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years
Share-based Payment Arrangement, Expense				$ 400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Fair Value		$ 2,500
Modified Common Stock [Member]
Reclassifications of Temporary to Permanent Equity		39,300
Share-based Payment Arrangement, Expense						$ 500
Temporary Equity, Carrying Amount, Attributable to Parent				0	$ 25,100
Modified Options [Member]
Reclassifications of Temporary to Permanent Equity		$ 49,700
Share-based Payment Arrangement, Expense				$ 11,800	$ 29,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)				1,365,503	19,443
Liability Balance Related to Modified Options				$ 0	$ 36,800
Liability Balance Related to Modified Options Reclassified to Liability-classified Outstanding Shares				15,400	5,800
Liability Balance Related to Outstanding Shares Reclassified toTemporary Equity				$ 6,900	0
Six Months Completion Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)				690,474
Liability-classified Common Stock [Member]
Share-based Payment Arrangement, Expense				$ 1,200	$ 900
The 2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)				43,238,067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	5,611,658
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)				$ 4.09	$ 1.63	$ 0.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value	$ 23,000
The 2021 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)				10 years
Share-based Payment Arrangement, Expense				$ 6,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)				$ 9.64
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				$ 45,200